Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
HCML Share Option Scheme
Share-based Compensation
A summary of share option activity and related information

	Number of share options	Weighted-average exercise price in £ per share	Weighted-average remaining contractual life (years)	Aggregate intrinsic value (in £'000)
Outstanding at January 1, 2015	684,403	4.67
Granted	—	—
Exercised	(242,038)	3.77
Cancelled	—	—
Outstanding at December 31, 2015	442,365	5.16	6.53	10,061
Granted	693,686	19.70
Exercised	(92,705)	3.54
Cancelled	(3,750)	6.10
Outstanding at December 31, 2016	1,039,596	15.00	6.77	7,900
Granted	150,000	31.05
Exercised	(56,309)	5.16
Cancelled	(6,875)	6.10
Outstanding at December 31, 2017	1,126,412	17.69	6.29	43,158
Vested and expected to vest at December 31, 2015	333,393	4.85	6.05	7,685
Vested and exercisable at December 31, 2015	291,015	4.67	5.77	6,762
Vested and expected to vest at December 31, 2016	1,039,596	15.00	6.77	7,900
Vested and exercisable at December 31, 2016	767,376	14.64	6.66	6,106
Vested and expected to vest at December 31, 2017	1,126,412	17.69	6.29	43,158
Vested and exercisable at December 31, 2017	951,412	15.52	5.81	38,508

Assumption for fair value of share options granted

	Grant date
	June 24, 2011	December 20, 2013	June 15, 2016	March 27, 2017
Value of each share option (in £ per share)	1.84	3.15	8.99	12.69
Significant inputs into the valuation model:
Exercise price (in £ per share)	4.41	6.10	19.70	31.05
Share price at effective date of grant (in £ per share)	4.33	6.10	19.70	31.05
Expected volatility	46.6%	36.0%	39.0%	36.3%
Risk-free interest rate	3.13%	3.16%	1.00%	1.17%
Contractual life of share options	10 years	10 years	8 years	10 years
Expected dividend yield	0%	0%	0%	0%

Summary of share option values

	Year Ended December 31,
	2017	2016	2015
Weighted-average grant-date fair value of share options granted during the period (in £ per share)	12.69	8.99	—
Total intrinsic value of share options exercised in US$'000	2,290	1,907	5,020

Summary of share-based compensation expenses
	Year Ended December 31,
	2017	2016	2015
	(in US$'000)
Research and development expenses	1,284	1,278	74
Administrative expenses	—	—	14

	1,284	1,278	88

HMHL Share Option Scheme
Share-based Compensation
A summary of share option activity and related information

	Number of share options	Weighted-average exercise price in £ per share	Weighted-average remaining contractual life (years)	Aggregate intrinsic value (in £'000)
Outstanding at January 1, 2015	1,211,772	7.71
Granted	—	—
Exercised	(24,400)	2.34
Cancelled	—	—
Outstanding at December 31, 2015	1,187,372	7.82	7.97	32,292
Granted	—	—
Exercised	—	—
Cancelled	(1,187,372)	7.82
Outstanding at December 31, 2016 and 2017	—	—	—	—
Vested and expected to vest at December 31, 2015	759,918	7.82	7.97	20,667
Vested and exercisable at December 31, 2015	593,686	7.82	7.97	16,146
Vested and expected to vest at December 31, 2016 and 2017	—	—	—	—
Vested and exercisable at December 31, 2016 and 2017	—	—	—	—

Summary of share-based compensation expenses
	Year Ended December 31,
	2017	2016	2015
	(in US$'000)
Research and development	32	502	1,063

LTIP
Share-based Compensation
Schedule of treasury shares (in the form of ordinary shares or ADS of the Company) purchased and held by the Trustee
	Number of treasury shares	Cost in US$'000
As at January 1, 2017	62,921	2,390
Purchased	35,095	1,367
Vested	(42,038)	(1,800)

As at December 31, 2017	55,978	1,957

Summary of share-based compensation expenses

	Year Ended December 31,
	2017	2016	2015
	(in US$'000)
Research and development expenses	1,894	850	156
Selling and administrative expenses	1,529	811	152

	3,423	1,661	308

Recorded with a corresponding credit to:
Liability	2,336	345	75
Additional paid-in capital	1,087	1,316	233

	3,423	1,661	308